Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000231820 | 39627393JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	2.66%
C000231820 | 39591199Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000231820 | 39584269American Airlines, Inc./AAdvantage Loyalty IP Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.86%
C000231820 | 39587672EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.85%
C000231820 | 39592481TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.81%
C000231820 | 39590271Neptune Bidco US, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.79%
C000231820 | 39589922Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000231820 | 39592539TransDigm, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.77%
C000231820 | 39591900Staples, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231820 | 39584553Allied Universal Holdco LLC
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000231820 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231820 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231820 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231820 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000231820 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000231820 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000231820 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000231820 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000231820 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000231820 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000231820 | Building Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000231820 | Aerospace/Defense
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231820 | Packaging & Containers
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000231820 | Mining
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231820 | Iron/Steel
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231820 | Home Builders
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231820 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231820 | Environmental Control
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231820 | Others
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000231821 | 39586327EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000231821 | 39626961Meridian Arc Holdco LLC
Holdings [Line Items]
Percent of Net Asset Value	1.82%
C000231821 | 39627394Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000231821 | 39589528Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000231821 | 39585730Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000231821 | 39588738SV RNO Property Owner 1 LLC
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000231821 | 39586155DISH Network Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000231821 | 39588037Nexstar Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000231821 | 39590540WULF Compute LLC
Holdings [Line Items]
Percent of Net Asset Value	1.08%
C000231821 | 39626964Core Scientific Finance I LLC
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000231821 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231821 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231821 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000231821 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000231821 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000231821 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000231821 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000231821 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000231821 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231821 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231821 | Media
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000231821 | Telecommunications
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000231821 | Software
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000231821 | Internet
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000231821 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231821 | Computers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231821 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231821 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231821 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231819 | 395858151261229 BC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000231819 | 39627395Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	3.16%
C000231819 | 39626810Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.49%
C000231819 | 39585007DaVita, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000231819 | 39585772Medline Borrower LP
Holdings [Line Items]
Percent of Net Asset Value	1.93%
C000231819 | 39584872CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000231819 | 39585662AthenaHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.75%
C000231819 | 39626832Centene Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000231819 | 39584811CHS/Community Health Systems, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000231819 | 39585923Organon & Co./Organon Foreign Debt Co.-Issuer BV
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231819 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231819 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231819 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000231819 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231819 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000231819 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000231819 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000231819 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000231819 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231819 | Software
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231819 | Healthcare-Services
Holdings [Line Items]
Percent of Net Asset Value	57.90%
C000231819 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000231819 | Healthcare-Products
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000231819 | Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231819 | Cosmetics/Personal Care
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000231818 | 39584862Asurion LLC/Asurion Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.73%
C000231818 | 39586668HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000231818 | 39584879Asurion LLC/Asurion Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000231818 | 39588127Panther Escrow Issuer LLC
Holdings [Line Items]
Percent of Net Asset Value	1.62%
C000231818 | 39587174Jane Street Group/JSG Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.05%
C000231818 | 39588768Rocket Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.04%
C000231818 | 39586691HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231818 | 39589147Block, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000231818 | 39588750Rocket Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000231818 | 39588963SS&C Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000231818 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231818 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231818 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231818 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231818 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000231818 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000231818 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000231818 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000231818 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231818 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231818 | Others
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231818 | Software
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231818 | Advertising
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231818 | Computers
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231818 | Diversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000231818 | Insurance
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000231818 | Real Estate Investment Trusts (REITS)
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000231818 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231818 | Trucking & Leasing
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231818 | Banks
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231817 | 39588386Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.07%
C000231817 | 39627397Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	1.49%
C000231817 | 39588364Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000231817 | 39588344Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000231817 | 39588406Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.38%
C000231817 | 39588182Venture Global Plaquemines LNG LLC
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000231817 | 39588200Venture Global Plaquemines LNG LLC
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000231817 | 39588218Venture Global Plaquemines LNG LLC
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000231817 | 39588425Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000231817 | 39586693Noble Finance II LLC
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000231817 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231817 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231817 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000231817 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000231817 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000231817 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000231817 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000231817 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231817 | Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231817 | Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000231817 | Pipelines
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C000231817 | Oil & Gas Services
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000231817 | Retail
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231817 | Gas
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231815 | 39627398JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000231815 | 39585176Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000231815 | 39587964Nissan Motor Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.28%
C000231815 | 39587987Nissan Motor Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.21%
C000231815 | 39588563Rakuten Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000231815 | 39585062Caesars Entertainment, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000231815 | 39585122Carnival Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231815 | 39587649Michaels Cos, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000231815 | 39589638Voyager Parent LLC
Holdings [Line Items]
Percent of Net Asset Value	0.99%
C000231815 | 39588414PetSmart LLC/PetSmart Finance Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.98%
C000231815 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231815 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231815 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231815 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231815 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000231815 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000231815 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000231815 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000231815 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231815 | Commercial Services
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000231815 | Others
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231815 | Internet
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231815 | Entertainment
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000231815 | Retail
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000231815 | Lodging
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000231815 | Auto Parts & Equipment
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000231815 | Leisure Time
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000231815 | Auto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000231815 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231815 | Apparel
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231816 | 39627399JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	3.57%
C000231816 | 395863501011778 BC ULC/New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.23%
C000231816 | 39586101NRG Energy, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.91%
C000231816 | 39585293Electricite de France SA
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000231816 | 39584568Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000231816 | 395863021011778 BC ULC/New Red Finance, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.24%
C000231816 | 39586480PG&E Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231816 | 39587215Talen Energy Supply LLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000231816 | 39586805Post Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000231816 | 39586242Newell Brands, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000231816 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231816 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231816 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000231816 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000231816 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000231816 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000231816 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000231816 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000231816 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231816 | Others
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000231816 | Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231816 | Retail
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000231816 | Gas
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231816 | Electric
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C000231816 | Food
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000231816 | Housewares
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231816 | Home Furnishings
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000231816 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231816 | Beverages
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000243215 | 39593952BondBloxx USD High Yield Bond Industrial Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000243215 | 39593938BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	18.41%
C000243215 | 39593849BondBloxx USD High Yield Bond Energy Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	13.28%
C000243215 | 39593902BondBloxx USD High Yield Bond Financial & REIT Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	11.26%
C000243215 | 39593865BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	10.23%
C000243215 | 39593915BondBloxx USD High Yield Bond Healthcare Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	7.98%
C000243215 | 39593881BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF
Holdings [Line Items]
Percent of Net Asset Value	5.81%
C000243215 | 39593981BondBloxx B Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243215 | 39593965BondBloxx BB Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243215 | 39594005BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	3.06%
C000234989 | 39627401Citibank, New York
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000234989 | 39627269Meridian Arc Holdco LLC
Holdings [Line Items]
Percent of Net Asset Value	0.65%
C000234989 | 39598413Quikrete Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000234989 | 39601044Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000234989 | 39599096SV RNO Property Owner 1 LLC
Holdings [Line Items]
Percent of Net Asset Value	0.44%
C000234989 | 39586521Asurion LLC/Asurion Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000234989 | 39596275Nexstar Media, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.39%
C000234989 | 39602973WULF Compute LLC
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000234989 | 39602118Venture Global LNG, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000234989 | 39627300Core Scientific Finance I LLC
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000234989 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234989 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234989 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000234989 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000234989 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000234989 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000234989 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000234989 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234989 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234989 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000234989 | Communications
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000234989 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000234989 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000234989 | Financial
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000234989 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000234989 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000234989 | Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234989 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234989 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234988 | 39627400JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000234988 | 395919521261229 BC Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000234988 | 39587852EchoStar Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234988 | 39587103Cloud Software Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.83%
C000234988 | 39587704DISH Network Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234988 | 39589503HUB International Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.72%
C000234988 | 39585405Asurion LLC/Asurion Co.-Issuer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234988 | 39592211Panther Escrow Issuer LLC
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234988 | 39590918Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000234988 | 39627027CoreWeave, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.59%
C000234988 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234988 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234988 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234988 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234988 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000234988 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000234988 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000234988 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000234988 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000234988 | Others
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000234988 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000234988 | Communications
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000234988 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C000234988 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000234988 | Financial
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000234988 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234988 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234988 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000234988 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234988 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000234990 | 39586880AthenaHealth Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000234990 | 39584921Ardonagh Group Finance Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000234990 | 39586761McAfee Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000234990 | 39627402JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000234990 | 39585210Brand Industrial Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000234990 | 39587489Surgery Center Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.29%
C000234990 | 39586705Mauser Packaging Solutions Holding Co.
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000234990 | 39586225Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234990 | 39585819Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000234990 | 39587881WR Grace Holdings LLC
Holdings [Line Items]
Percent of Net Asset Value	1.16%
C000234990 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234990 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000234990 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234990 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234990 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000234990 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000234990 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000234990 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000234990 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000234990 | Communications
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000234990 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000234990 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000234990 | Financial
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000234990 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000234990 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000234990 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000234990 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000243310 | 39610482T-Mobile USA, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000243310 | 39627406Sumitomo, Tokyo
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000243310 | 39598297CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000243310 | 39597401Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000243310 | 39600635Deutsche Telekom International Finance BV
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000243310 | 39594862Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.33%
C000243310 | 39599382Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000243310 | 39597962Cigna Group
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000243310 | 39592511AerCap Ireland Capital DAC/AerCap Global Aviation Trust
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000243310 | 39608955Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000243310 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243310 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000243310 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243310 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000243310 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243310 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	49.40%
C000243310 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000243310 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000243310 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000243310 | Communications
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243310 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000243310 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000243310 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.20%
C000243310 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000243310 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243310 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243310 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000243312 | 39627405Skandinaviska Enskilda Banken, Stockholm
Holdings [Line Items]
Percent of Net Asset Value	0.95%
C000243312 | 39605792Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.53%
C000243312 | 39594281Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.48%
C000243312 | 39608455Verizon Communications, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.45%
C000243312 | 39605753Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000243312 | 39592698AerCap Ireland Capital DAC/AerCap Global Aviation Trust
Holdings [Line Items]
Percent of Net Asset Value	0.41%
C000243312 | 39597910Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.37%
C000243312 | 39592527AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000243312 | 39597893Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.34%
C000243312 | 39605766Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000243312 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243312 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243312 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243312 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	56.80%
C000243312 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000243312 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243312 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000243312 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000243312 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000243312 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000243312 | Financial
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000243312 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243312 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243312 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000243312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000243311 | 39595783CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000243311 | 39599136Goldman Sachs Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000243311 | 39595327Boeing Co.
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000243311 | 39593084AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000243311 | 39593104AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.54%
C000243311 | 39593144AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000243311 | 39595764CVS Health Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000243311 | 39603096Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000243311 | 39593124AT&T, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.47%
C000243311 | 39627407JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000243311 | Sector Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243311 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000243311 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	98.20%
C000243311 | Consumer Cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243311 | Communications
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000243311 | Consumer Non-Cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000243311 | Energy
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000243311 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000243311 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000243311 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000243311 | Technology
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000243311 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000236606 | 39584532Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.64%
C000236606 | 39589579Ecuador Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.26%
C000236606 | 39584508Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000236606 | 39584547Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000236606 | 39590679Ghana Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000236606 | 39584566Argentine Republic Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000236606 | 39592469Eagle Funding Luxco Sarl
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000236606 | 39590033Ukraine Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.63%
C000236606 | 39590659Ghana Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000236606 | 39588487Oman Government International Bond
Holdings [Line Items]
Percent of Net Asset Value	0.55%
C000236606 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000236606 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000236606 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	32.70%
C000236606 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000236606 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000236606 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000236606 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000236606 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000236606 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000236606 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000236606 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000236606 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236606 | Poland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000236606 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000236606 | Bahrain
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236606 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000236606 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000236606 | Romania
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237706 | 39594307U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.98%
C000237706 | 39593969U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.72%
C000237706 | 39594083U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.66%
C000237706 | 39593703U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.03%
C000237706 | 39594181U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000237706 | 39593859U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.46%
C000237706 | 39626841U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.19%
C000237706 | 39593725U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.94%
C000237706 | 39593764U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000237706 | 39593745U.S. Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	5.44%
C000237706 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000237706 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C000237704 | 39594194U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.02%
C000237704 | 39594839U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.85%
C000237704 | 39594822U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.73%
C000237704 | 39594790U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.71%
C000237704 | 39594808U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.67%
C000237704 | 39594955U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000237704 | 39594772U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.57%
C000237704 | 39594355U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.47%
C000237704 | 39594874U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.38%
C000237704 | 39594628U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.34%
C000237704 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237704 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000237710 | 39590609U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000237710 | 39590527U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.55%
C000237710 | 39626871U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.43%
C000237710 | 39590486U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.41%
C000237710 | 39590508U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000237710 | 39589326U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.36%
C000237710 | 39590567U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000237710 | 39589681U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000237710 | 39589394U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.35%
C000237710 | 39589415U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000237710 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237710 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237710 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000237710 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000237708 | 39594977U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.25%
C000237708 | 39595563U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.31%
C000237708 | 39595483U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000237708 | 39595522U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.14%
C000237708 | 39595603U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000237708 | 39595356U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.12%
C000237708 | 39595462U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237708 | 39595502U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237708 | 39595392U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.08%
C000237708 | 39594552U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000237708 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237708 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000237708 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	41.20%
C000237703 | 39595184U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000237703 | 39595167U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	4.18%
C000237703 | 39595149U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.99%
C000237703 | 39595095U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.91%
C000237703 | 39595132U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000237703 | 39595111U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000237703 | 39595017U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.38%
C000237703 | 39595038U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.09%
C000237703 | 39626838U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000237703 | 39595055U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000237703 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237703 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	69.10%
C000237703 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000237705 | 39591256U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.57%
C000237705 | 39591406U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.55%
C000237705 | 39591201U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.15%
C000237705 | 39591335U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.03%
C000237705 | 39591488U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000237705 | 39591557U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	9.93%
C000237705 | 39591179U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	9.93%
C000237705 | 39591119U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000237705 | 39591161U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000237705 | 39591074U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000237705 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000237705 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000237705 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	80.00%
C000237705 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000237707 | 39592859U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237707 | 39592724U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000237707 | 39592807U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000237707 | 39592825U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.51%
C000237707 | 39592764U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.44%
C000237707 | 39592785U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.42%
C000237707 | 39592740U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.35%
C000237707 | 39592842U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.33%
C000237707 | 39592879U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000237707 | 39592898U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	3.23%
C000237707 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000237707 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	56.60%
C000237707 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	41.00%
C000237707 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237709 | 39596349U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	6.76%
C000237709 | 39596371U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	6.13%
C000237709 | 39596434U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237709 | 39596325U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000237709 | 39596454U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.88%
C000237709 | 39596410U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000237709 | 39596391U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.53%
C000237709 | 39596304U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	5.04%
C000237709 | 39596285U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	4.81%
C000237709 | 39596242U.S. Treasury Bond
Holdings [Line Items]
Percent of Net Asset Value	4.31%
C000237709 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000237709 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000248003 | 39627417JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	2.01%
C000248003 | 39606379New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000248003 | 39607466Texas Municipal Gas Acquisition & Supply Corp. IV, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.31%
C000248003 | 39606848Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.27%
C000248003 | 39603512Atlanta Urban Residential Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248003 | 39606931Rutherford County Health & Educational Facilities Board, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000248003 | 39605290Indiana Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.12%
C000248003 | 39605020Harris County Municipal Utility District No. 165, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000248003 | 39606917Rhode Island Commerce Corp., Series B, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.07%
C000248003 | 39604674Dickson Health & Educational Facilities Board, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.06%
C000248003 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248003 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000248003 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000248003 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000248003 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000248003 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000248003 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000248003 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000248003 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000248003 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	73.20%
C000248003 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000248003 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000248003 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248003 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000257785 | 39611781Denton Independent School District, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.16%
C000257785 | 39612473Splendora Independent School District, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000257785 | 39612006IPS Multi-School Building Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.79%
C000257785 | 39611692Chicago Transit Authority Sales Tax Receipts Fund, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000257785 | 39612226New York State Environmental Facilities Corp., Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.59%
C000257785 | 39611804Duval County Public Schools, Series A, Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000257785 | 39611827East Baton Rouge Sewerage Commission, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000257785 | 39612245New York State Dormitory Authority, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000257785 | 39611892Garland Independent School District, Series A, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000257785 | 39611954Idaho Health Facilities Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000257785 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257785 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000257785 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000257785 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000257785 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000257785 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000257785 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000257785 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000257785 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000257785 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000257785 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000257785 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000257785 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000257785 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250808 | 39607959Town of North Attleborough, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000250808 | 39606879Greater Fall River Vocational School District, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	2.22%
C000250808 | 39626933Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.17%
C000250808 | 39626930Southeast Energy Authority A Cooperative District, Series F, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.11%
C000250808 | 39607874City of New Bedford, General Obligation
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000250808 | 39626840School District of Broward County, Series A, Certificate Participation
Holdings [Line Items]
Percent of Net Asset Value	1.96%
C000250808 | 39607183Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000250808 | 39607496Massachusetts Development Finance Agency, Series B, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.78%
C000250808 | 39606748Colorado Housing & Finance Authority, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.63%
C000250808 | 39608355Central Texas Turnpike System, Series C, Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000250808 | Asset Cash and Equivalents
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250808 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000250808 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	63.70%
C000250808 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000250808 | 5-7 Years
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000250808 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250808 | 2-3 Years
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000250808 | 0-2 Years
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250808 | Defaulted
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000250808 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	91.80%
C000250808 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000250808 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000250808 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000250808 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000255313 | 39609918Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%)
Holdings [Line Items]
Percent of Net Asset Value	4.91%
C000255313 | 39610246Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)
Holdings [Line Items]
Percent of Net Asset Value	4.56%
C000255313 | 39610520Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)
Holdings [Line Items]
Percent of Net Asset Value	4.24%
C000255313 | 39610095Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%)
Holdings [Line Items]
Percent of Net Asset Value	3.94%
C000255313 | 39610381MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000255313 | 39610443Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)
Holdings [Line Items]
Percent of Net Asset Value	2.96%
C000255313 | 39627419JP Morgan Chase, New York
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000255313 | 39610356Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%)
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000255313 | 39610009BCC Middle Market CLO 2023-2 LLC 2023-2A Class A1R (CME Term SOFR 3 Month + 1.35%)
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000255313 | 39610141Cerberus Loan Funding 53 LLC 2025-4A Class A (CME Term SOFR 3 Month + 1.48%)
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000255313 | Maturity Cash and Equivalents line
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000255313 | 10+ Years
Holdings [Line Items]
Percent of Net Asset Value	81.50%
C000255313 | 7-10 Years
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000255313 | 3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	0.40%